OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

August 25, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer International Diversified Fund (the “Registrant”)

           Reg. No. 333-125805; File No. 811-21775

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 21, 2009.

Sincerely,

/s/ John Okray

John Okray

Vice President & Assistant Counsel

212-323-5983

jokray@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP
          KPMG LLP
          Gloria LaFond
          Nancy S. Vann